UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6028

                     ALLIANCEBERNSTEIN NEW EUROPE FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2005

                    Date of reporting period: April 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN NEW EUROPE FUND
PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)

Company                                              Shares         U.S. $ Value
--------------------------------------------------------------------------------

COMMON & PREFERRED STOCKS--99.1%
Finland--1.2%
Nokia Oyj                                            91,405       $    1,457,379
                                                                  --------------
France--18.9%
Accor, SA                                            23,325            1,067,442
BNP Paribas, SA                                      19,135            1,262,757
Cap Gemini, SA(a)                                    19,275              603,276
Essilor International, SA                            23,695            1,691,696
France Telecom, SA(a)                                54,183            1,592,973
Groupe Danone                                        28,556            2,674,063
L'Air Liquide, SA                                     8,947            1,600,520
Renault, SA                                          26,154            2,192,186
Sanofi-Aventis                                       30,794            2,727,006
Schneider Electric, SA                               18,642            1,343,680
Total, SA                                            22,566            5,018,197
Vinci, SA                                            13,750            2,066,573
                                                                  --------------
                                                                      23,840,369
                                                                  --------------
Germany--8.0%
Altana AG                                            10,363              649,296
Bayerische Motoren Werke (BMW) AG                    24,231            1,025,792
Porsche AG pfd.                                       2,479            1,606,281
Premiere AG(a)                                       20,351              785,662
SAP AG                                               29,996            4,732,933
Siemens AG                                           16,810            1,238,791
                                                                  --------------
                                                                      10,038,755
                                                                  --------------
Ireland--6.0%
Allied Irish Banks Plc.                             113,846            2,322,042
Anglo Irish Bank Corp. Plc.                         191,233            2,200,659
CRH Plc.                                            123,165            3,067,786
                                                                  --------------
                                                                       7,590,487
                                                                  --------------
Italy--5.0%
Alleanza Assicurazioni S.p.A.                       102,250            1,214,909
ENI SpA                                             127,686            3,210,854
Fastweb(a)                                           41,624            1,868,839
                                                                  --------------
                                                                       6,294,602
                                                                  --------------
Netherlands--2.9%
ING Groep NV                                         98,412            2,711,733
Royal Numico NV(a)                                   23,875              987,791
                                                                  --------------
                                                                       3,699,524
                                                                  --------------
Norway--0.6%
Smedvig ASA                                          44,404              776,994
                                                                  --------------
Spain--5.7%
Banco Bilbao Vizcaya Argentaria, SA                 199,699            3,092,973
Gestevision Telecinco, SA(a)                         81,469            1,864,527
Industria de Diseno Textil, SA (Inditex)             76,703            2,276,213
                                                                  --------------
                                                                       7,233,713
                                                                  --------------

                                                  Shares or
                                                  Principal
                                                     Amount
Company                                               (000)         U.S. $ Value
--------------------------------------------------------------------------------

Sweden--0.8%
LM Ericsson Cl.B(a)                                 348,604       $    1,031,697
                                                                  --------------
Switzerland--20.2%
Alcon, Inc.                                          23,400            2,269,800
Compagnie Financiere Richemont AG                    77,061            2,301,550
Credit Suisse Group(a)                               88,860            3,739,034
Nobel Biocare Holding AG                             11,972            2,563,115
Novartis AG                                          68,544            3,335,957
Roche Holding AG                                     37,118            4,490,406
Straumann Holding AG                                  3,236              698,201
Swiss Reinsurance Co.                                11,099              736,964
Synthes, Inc.                                         7,651              866,734
UBS AG                                               55,093            4,405,021
                                                                  --------------
                                                                      25,406,782
                                                                  --------------
United Kingdom--29.8%
02 Plc.                                             580,113            1,297,241
BAE Systems Plc.                                     91,127              446,300
Capita Group Plc.                                   311,140            2,244,108
Carnival Plc.                                        42,948            2,210,408
Enterprise Inns Plc.                                180,321            2,514,472
GUS Plc.                                            117,374            1,877,615
HBOS Plc.                                            55,351              820,602
Legal & General Group Plc.                          719,509            1,438,724
Prudential Plc.                                      76,076              685,590
Reckitt Benckiser Plc.                              123,696            4,017,105
Royal Bank of Scotland Group Plc.                   151,145            4,562,604
SABMiller Plc.                                      145,869            2,162,539
Smith & Nephew Plc.                                 236,863            2,440,820
Standard Chartered Plc.                             125,900            2,270,189
Tesco Plc.                                          949,686            5,606,784
WPP Group Plc.                                      274,576            2,984,279
                                                                  --------------
                                                                      37,579,380
                                                                  --------------
Total Common & Preferred Stocks
   (cost $96,258,377)                                                124,949,682
                                                                  --------------
SHORT-TERM INVESTMENT -0.3%
Time Deposit - 0.3%
Bank of New York
   1.875%, 5/02/05
   (cost $323,000)                                  $   323              323,000
                                                                  --------------

Total Investments--99.4%
   (cost $96,581,377)                                                125,272,682
Other assets less liabilities--0.6%                                      777,428
                                                                  --------------
Net Assets--100%                                                  $  126,050,110
                                                                  --------------

PORTFOLIO SUMMARY

SECTOR BREAKDOWN
04/30/2005 (unaudited)

Finance                                       25.1%
Consumer Services                             17.9%
Healthcare                                    17.3%
Consumer Staples                               9.9%
Technology                                     8.8%
Consumer Manufacturing                         7.9%
Energy                                         7.2%
Multi Industry Companies                       1.6%
Basic Industry                                 1.3%
Utilities                                      1.3%
Capital Goods                                  1.1%
Aerospace & Defense                            0.3%
Short Term Investment                          0.3%
                                            ------
 Total Investments                           100.0%

(a)   Non-income producing security.

      Glossary:

      Pfd. - Preferred Stock

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.      DESCRIPTION OF EXHIBIT

      11(a)(1)         Certification of Principal Executive Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)         Certification of Principal Financial Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein New Europe Fund, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: June 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: June 24, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: June 24, 2005